Adoption of IFRS 15	6 Months Ended
Jun. 30, 2018
Disclosure of revenue from contracts with customers [Abstract]
Adoption of IFRS 15

Note 14 Adoption of IFRS 15

As a result of adopting IFRS 15, we have changed the comparative figures for the three and six months ended June 30, 2017 and the year ended December 31, 2017. The impacts of adopting IFRS 15 on our previously reported results for the three and six months ended June 30, 2017 are provided below. The impacts of adopting IFRS 15 on our statement of financial position as at January 1, 2017 and December 31, 2017, our consolidated income statement and consolidated statement of cash flows for the year ended December 31, 2017, along with updated 2017 annual disclosures are included in Note 3, Adoption of IFRS 15, of our unaudited consolidated financial statements for the period ended March 31, 2018.

Consolidated income statements
The table below shows the impacts of adopting IFRS 15 on our previously reported consolidated income statements for the three and six months ended June 30, 2017.

	THREE MONTHS ENDED JUNE 30, 2017			SIX MONTHS ENDED JUNE 30, 2017
(IN MILLIONS OF CANADIAN DOLLARS, EXCEPT SHARE AMOUNTS)	2017 as previously reported	IFRS 15 impacts	2017 upon adoption of IFRS 15	2017 as previously reported	IFRS 15 impacts	2017 upon adoption of IFRS 15
Operating revenues	5,699	(11)	5,688	11,083	(59)	11,024
Operating costs	(3,318)	12	(3,306)	(6,488)	12	(6,476)
Severance, acquisition and other costs	(36)	—	(36)	(120)	—	(120)
Depreciation	(769)	2	(767)	(1,491)	—	(1,491)
Amortization	(211)	1	(210)	(396)	1	(395)
Finance costs
Interest expense	(238)	—	(238)	(472)	—	(472)
Interest on post-employment benefit obligations	(18)	—	(18)	(36)	—	(36)
Other (expense) income	(1)	—	(1)	16	—	16
Income taxes	(297)	(1)	(298)	(560)	12	(548)
Net earnings	811	3	814	1,536	(34)	1,502

Net earnings attributable to:
Common shareholders	762	3	765	1,441	(34)	1,407
Preferred shareholders	32	—	32	63	—	63
Non-controlling interest	17	—	17	32	—	32
Net earnings	811	3	814	1,536	(34)	1,502

Net earnings per common share - basic and diluted	0.84	0.01	0.85	1.62	(0.04)	1.58
Average number of common shares outstanding - basic (millions)	900.1	—	900.1	888.0	—	888.0

Deficit
The table below provides a reconciliation of our deficit at June 30, 2017 from amounts previously reported in 2017 to the amounts reported under IFRS 15. All amounts are after tax.

AT JUNE 30, 2017
Total deficit as previously reported	(6,466)
Timing of revenue recognition	777
Cost to obtain a contract	251
Total deficit upon adoption of IFRS 15	(5,438)

Consolidated statement of cash flows
The table below shows the impacts of adopting IFRS 15 on select line items of our previously reported 2017 statement of cash flows for the three and six months ended June 30, 2017.

	THREE MONTHS ENDED JUNE 30, 2017			SIX MONTHS ENDED JUNE 30, 2017
	2017 as previously reported	IFRS 15 impacts	2017 upon adoption of IFRS 15	2017 as previously reported	IFRS 15 impacts	2017 upon adoption of IFRS 15
Cash flows from operating activities
Net earnings	811	3	814	1,536	(34)	1,502
Depreciation and amortization	980	(3)	977	1,887	(1)	1,886
Income taxes	297	1	298	560	(12)	548
Net change in operating assets and liabilities	242	(1)	241	8	47	55
Cash flows from operating activities	2,154	—	2,154	3,467	—	3,467